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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2411029

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco High Income Trust II Effective December 3, 2012, Invesco Van Kampen High Income Trust II was renamed Invesco High Income Trust II. Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-CE-HINC2-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–122.89%

Advertising–0.14%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	$130,000	$131,300

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	65,000	69,063

		200,363

Aerospace & Defense–1.52%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	190,000	200,450

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	605,000	680,625

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	230,000	249,550

7.13%, 03/15/21	340,000	368,900

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	475,000	505,875

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	110,000	112,475

		2,117,875

Airlines–2.92%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11 Cost $818,692)(b)(c)	930,000	981,150

American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	559,217	575,993

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	720,861	746,542

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	174,025	192,407

Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	175,000	182,875

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	215,000	224,406

UAL Pass Through Trust-Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	469,911	517,196

	Principal Amount	Value

Airlines–(continued)

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	$413,178	$388,388

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	75,000	81,703

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	75,000	80,062

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	90,000	93,712

		4,064,434

Alternative Carriers–1.74%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	530,000	580,350

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	520,000	595,400

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	290,000	305,225

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	305,000	327,112

8.63%, 07/15/20	165,000	180,675

9.38%, 04/01/19	265,000	297,463

Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	130,000	133,250

		2,419,475

Aluminum–0.95%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	1,310,000	1,327,194

Apparel Retail–2.04%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	590,000	641,625

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	675,000	768,235

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	845,000	891,475

Limited Brands Inc., Sr. Unsec.Gtd. Global Notes, 5.63%, 02/15/22	245,000	264,906

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	230,000	264,500

		2,830,741

Apparel, Accessories & Luxury Goods–3.58%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	695,000	766,237

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–(continued)

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$1,395,000	$1,436,850

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	1,690,000	1,842,100

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	945,000	926,691

		4,971,878

Application Software–0.10%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	135,000	141,075

Asset Management & Custody Banks–0.98%

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	1,000,000	1,015,000

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	330,000	340,725

		1,355,725

Auto Parts & Equipment–1.07%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	710,000	759,700

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	480,000	488,400

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	225,000	244,125

		1,492,225

Automobile Manufacturers–1.31%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	800,000	878,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	745,000	942,425

		1,820,425

Biotechnology–0.25%

Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	150,000	166,875

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	170,000	185,725

		352,600

Broadcasting–1.36%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	325,000	355,062

	Principal Amount	Value

Broadcasting–(continued)

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	$150,000	$149,625

Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	360,000	365,400

Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	645,000	638,550

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	85,000	87,337

Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	230,000	230,575

Starz LLC/Starz Finance Corp., Sr. Unsec. Notes, 5.00%, 09/15/19(b)	65,000	66,788

		1,893,337

Building Products–4.52%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	435,000	424,125

Building Materials Corp. of America, Sr. Unsec. Notes, 6.88%, 08/15/18(b)	880,000	951,500

Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	720,000	731,250

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	185,000	204,656

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,260,000	1,376,550

10.00%, 12/01/18	315,000	347,288

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	370,000	394,975

Sr. Unsec. Notes, 9.38%, 04/15/17(b)	220,000	230,450

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	555,000	613,275

8.38%, 10/15/18(b)	60,000	66,600

Sr. Unsec. Notes, 9.75%, 01/15/18	840,000	940,800

		6,281,469

Cable & Satellite–4.37%

Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	110,000	108,625

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 4.63%, 07/15/17	685,000	711,544

5.88%, 07/15/22	260,000	279,825

Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	485,000	523,800

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	150,000	168,000

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Cable & Satellite–(continued)

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	$2,090,000	$2,241,525

7.50%, 04/01/21	265,000	286,862

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	200,000	201,000

7.25%, 10/15/20(b)	75,000	80,438

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	600,000	576,000

Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	815,000	895,132

		6,072,751

Casinos & Gaming–8.11%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	590,000	629,825

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	550,000	402,875

Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	370,000	371,850

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	393,000	325,207

Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	235,000	229,125

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	75,000	74,063

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	820,000	883,550

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	65,000	70,038

Sr. Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	618,798	672,943

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	80,000	60,400

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,740,000	1,861,800

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	1,115,000	1,176,325

8.63%, 02/01/19(b)	110,000	119,900

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	750,000	836,250

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	525,000	549,937

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	795,000	788,044

Sr. Sec. Notes, 9.13%, 02/01/15(b)	748,000	754,545

	Principal Amount	Value

Casinos & Gaming–(continued)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	$400,000	$424,500

7.75%, 08/15/20	910,000	1,048,775

		11,279,952

Coal & Consumable Fuels–1.26%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	135,000	139,725

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	605,000	648,106

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	775,000	813,750

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	140,000	149,800

		1,751,381

Communications Equipment–1.09%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	780,000	705,900

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	265,000	212,331

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	365,000	380,512

Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	205,000	213,713

		1,512,456

Computer & Electronics Retail–0.73%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	935,000	1,021,488

Computer Storage & Peripherals–0.77%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	380,000	400,900

7.75%, 12/15/18	610,000	667,950

		1,068,850

Construction & Engineering–2.23%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	805,000	855,312

Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	220,000	230,450

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	530,000	545,238

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	1,425,000	1,471,312

		3,102,312

Construction & Farm Machinery & Heavy Trucks–2.76%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	525,000	620,156

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–(continued)

CNH Capital LLC (Netherlands), Sr. Notes, 3.88%, 11/01/15(b)	$120,000	$123,450

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	585,000	573,300

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	295,000	330,400

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	652,000	622,660

Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	1,000,000	920,000

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	100,000	104,000

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	515,000	545,900

		3,839,866

Construction Materials–1.73%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	1,010,000	1,090,718

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	1,220,000	1,311,500

		2,402,218

Consumer Finance–3.05%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	1,355,000	1,412,588

7.50%, 09/15/20	1,080,000	1,309,500

8.00%, 03/15/20	810,000	1,000,350

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	70,000	72,975

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	405,000	448,031

		4,243,444

Data Processing & Outsourced Services–1.52%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,145,000	1,250,912

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	445,000	461,687

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	220,000	235,400

7.63%, 11/15/20	145,000	159,863

		2,107,862

	Principal Amount	Value

Department Stores–0.42%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	$640,000	$588,800

Distillers & Vintners–0.85%

CEDC Finance Corp. International Inc. (Poland),
Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	475,000	242,250

REGS, Sr. Sec. Gtd. Euro Notes, 9.13%, 12/01/16(b)	200,000	103,000

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	655,000	771,262

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	55,000	62,563

		1,179,075

Diversified Banks–0.53%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	300,000	255,000

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	470,000	483,098

		738,098

Diversified Metals & Mining–1.36%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	550,000	556,545

6.88%, 04/01/22(b)	550,000	534,875

7.00%, 11/01/15(b)	260,000	265,850

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	305,000	196,725

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	334,846

		1,888,841

Electrical Components & Equipment–0.43%

Belden Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	175,000	178,938

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	390,000	424,125

		603,063

Electronic Manufacturing Services–0.51%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	705,000	711,169

Environmental & Facilities Services–0.30%

Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	170,000	174,675

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Environmental & Facilities Services–(continued)

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	$255,000	$240,975

		415,650

Forest Products–0.34%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	530,000	463,750

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10 Cost $60,000)(b)(c)	60,000	9,300

		473,050

Gas Utilities–1.26%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	345,000	376,050

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	587,000	572,325

Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Notes, 7.38%, 03/15/20	420,000	449,400

7.38%, 08/01/21(b)	324,000	349,110

		1,746,885

Health Care Equipment–0.46%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	140,000	147,000

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	235,000	233,825

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	75,000	71,250

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	215,000	188,125

		640,200

Health Care Facilities–2.95%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	330,000	359,700

7.88%, 02/15/20	736,000	828,000

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	405,000	419,175

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	531,000	576,135

7.75%, 09/15/22	171,000	187,673

8.13%, 02/15/20	145,000	160,044

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	500,000	497,500

	Principal Amount	Value

Health Care Facilities–(continued)

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.43%, 09/15/15(d)	$475,000	$474,109

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	50,000	50,375

Sr. Unsec. Global Notes, 8.00%, 08/01/20	170,000	181,900

Sr. Unsec. Notes, 6.75%, 02/01/20(b)	370,000	372,775

		4,107,386

Health Care Services–0.27%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	360,000	378,000

Health Care Technology–0.56%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	710,000	772,125

Homebuilding–3.51%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	515,000	515,644

8.13%, 06/15/16	450,000	483,750

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	565,000	611,612

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	495,000	473,962

Sr. Unsec. Gtd. Notes, 11.88%, 10/15/15	120,000	129,900

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	580,000	655,400

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	625,000	678,125

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	220,000	238,700

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	250,000	256,250

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	588,000	623,280

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	185,000	210,438

		4,877,061

Hotels, Resorts & Cruise Lines–0.60%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	50,000	54,813

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	390,000	410,475

7.25%, 03/15/18	105,000	118,650

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–(continued)

7.50%, 10/15/27	$220,000	$248,600

		832,538

Household Products–0.89%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	485,000	512,888

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	625,000	676,562

Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	50,000	51,313

		1,240,763

Housewares & Specialties–0.29%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	325,000	340,438

Spectrum Brands Escrow Corp., Sr. Unsec. Notes, 6.38%, 11/15/20(b)	55,000	56,856

		397,294

Independent Power Producers & Energy Traders–2.72%

AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	630,000	711,900

8.00%, 10/15/17	790,000	904,550

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	513,000	550,193

7.50%, 02/15/21(b)	531,000	586,755

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	615,000	681,112

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	140,000	147,000

Red Oak Power LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	185,685	202,861

		3,784,371

Industrial Machinery–1.00%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	205,000	212,175

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	345,000	381,225

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	55,000	59,263

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	70,000	72,100

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	595,000	669,375

		1,394,138

	Principal Amount	Value

Insurance Brokers–0.17%

Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	$225,000	$235,125

Integrated Oil & Gas–0.08%

Northern Tier Energy LLC/ Northern Tier Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 11/15/20(b)	110,000	111,100

Internet Software & Services–0.35%

Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	445,000	492,281

Investment Banking & Brokerage–0.43%

Cantor Fitzgerald L.P., Unsec. Bonds, 7.88%, 10/15/19(b)	580,000	601,368

Leisure Facilities–0.11%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	145,000	152,975

Leisure Products–0.71%

Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	960,000	980,400

Life Sciences Tools & Services–0.28%

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	360,000	391,500

Marine–0.30%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	200,000	189,500

Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	220,000	221,100

		410,600

Movies & Entertainment–2.04%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	995,000	1,096,987

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	760,000	794,200

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	850,000	943,500

		2,834,687

Multi-Line Insurance–2.82%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	200,000	249,500

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	290,000	298,881

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Multi-Line Insurance–(continued)

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	$570,000	$654,075

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,234,000	1,378,995

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	940,000	1,343,744

		3,925,195

Office Services & Supplies–0.24%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	115,000	124,200

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	215,000	206,669

		330,869

Oil & Gas Drilling–0.42%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	63,000	67,568

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	495,000	518,512

		586,080

Oil & Gas Equipment & Services–1.19%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	345,000	365,269

Gulfmark Offshore Inc., Sr. Unsec. Notes, 6.38%, 03/15/22(b)	165,000	170,775

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	800,000	804,000

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	290,000	310,934

		1,650,978

Oil & Gas Exploration & Production–9.19%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	255,000	262,650

6.75%, 11/01/20	195,000	209,625

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	395,000	406,850

8.25%, 09/01/21	620,000	669,600

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	290,000	298,338

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	665,000	702,406

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	475,000	482,719

6.63%, 08/15/20	105,000	110,381

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	600,000	645,000

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	$170,000	$192,525

7.38%, 10/01/20	135,000	152,381

8.25%, 10/01/19	265,000	299,119

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	435,000	461,100

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	495,000	466,537

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	400,000	401,500

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	530,000	552,525

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	75,000	81,563

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	385,000	389,572

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	120,000	129,225

Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	155,000	164,106

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	300,000	319,500

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	400,000	327,002

8.50%, 06/01/18(b)	465,000	406,637

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	455,000	466,375

6.50%, 11/15/20	330,000	338,663

7.63%, 06/01/18	500,000	533,750

8.63%, 10/15/19	100,000	111,750

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	220,000	232,100

Sr. Unsec. Notes, 5.38%, 10/01/22	390,000	412,425

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	100,000	104,750

5.75%, 06/01/21	655,000	699,212

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	215,000	227,900

6.50%, 01/01/23	160,000	168,800

6.63%, 02/15/19	430,000	453,650

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	485,000	524,406

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	355,000	381,625

		12,786,267

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Refining & Marketing–1.19%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	$210,000	$214,200

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	505,000	498,687

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	165,000	172,013

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	205,000	213,712

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	510,000	558,450

		1,657,062

Oil & Gas Storage & Transportation–4.52%

Access Midstream Partners L.P./ACMP Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	495,000	518,513

6.13%, 07/15/22	55,000	58,575

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	425,000	454,750

Sr. Unsec. Gtd. Notes, 6.63%, 10/01/20(b)	170,000	176,800

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	865,000	914,737

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	225,000	227,250

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	630,000	717,412

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	250,000	255,000

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	240,000	255,000

6.25%, 06/15/22	305,000	333,975

6.50%, 08/15/21	390,000	426,075

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	420,000	457,275

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	860,000	940,625

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	145,000	157,688

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	392,200

		6,285,875

	Principal Amount	Value

Other Diversified Financial Services–0.22%

Citigroup Inc.-Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	$300,000	$306,750

Packaged Foods & Meats–1.00%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	370,000	381,100

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	590,000	635,725

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	420,000	376,950

		1,393,775

Paper Packaging–0.33%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	438,000	465,375

Paper Products–0.98%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	55,000	56,100

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	440,000	479,600

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	565,000	603,138

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	460,000	224,250

		1,363,088

Personal Products–0.54%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	660,000	749,100

Pharmaceuticals–0.07%

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	95,000	101,650

Real Estate Services–0.35%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	445,000	488,388

Regional Banks–1.99%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	155,000	159,650

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	400,000	420,000

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	900,000	976,500

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	335,000	369,337

Unsec. Sub. Global Notes, 5.13%, 06/15/17	865,000	839,050

		2,764,537

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Research & Consulting Services–0.45%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	$580,000	$620,600

Semiconductor Equipment–1.46%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	625,000	614,062

7.38%, 05/01/18	475,000	486,875

Sr. Unsec. Notes, 6.38%, 10/01/22(b)	90,000	85,950

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	790,000	837,400

		2,024,287

Semiconductors–0.84%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	788,000	856,950

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	255,000	244,800

10.75%, 08/01/20	64,000	67,200

		1,168,950

Specialized Finance–5.87%

Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	745,000	782,250

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	985,000	1,049,025

7.63%, 04/15/20	240,000	263,100

Sr. Unsec. Notes, 6.25%, 12/01/19(b)	70,000	71,750

CIT Group Inc., Sr. Unsec. Global Notes, 4.25%, 08/15/17	225,000	231,750

5.00%, 08/15/22	355,000	374,081

5.25%, 03/15/18	1,063,000	1,130,766

Sr. Unsec. Notes, 5.00%, 05/15/17	130,000	136,825

5.50%, 02/15/19(b)	485,000	517,737

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	360,000	416,475

Sr. Unsec. Global Notes, 5.75%, 05/15/16	120,000	125,880

6.25%, 05/15/19	190,000	201,816

8.63%, 09/15/15	35,000	39,069

8.75%, 03/15/17	2,207,000	2,536,671

Sr. Unsec. Notes, 8.25%, 12/15/20	245,000	286,191

		8,163,386

Specialized REIT’s–1.21%

Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.25%, 03/15/22	350,000	384,562

	Principal Amount	Value

Specialized REIT’s–(continued)

Sr. Unsec. Gtd. Global Notes, 6.00%, 11/01/20	$450,000	$496,125

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	405,000	442,969

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	330,000	364,650

		1,688,306

Specialty Chemicals–0.82%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	340,000	309,400

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	770,000	836,413

		1,145,813

Specialty Stores–0.51%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	585,000	637,650

Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	70,000	76,300

		713,950

Steel–0.81%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	190,000	198,183

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	550,000	581,625

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	165,000	169,538

Sr. Unsec. Notes, 7.00%, 02/01/18	175,000	180,687

		1,130,033

Systems Software–0.38%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $1,727,000)(b)	715,000	532,675

Technology Distributors–0.07%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	90,000	94,725

Tires & Rubber–0.42%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	515,000	580,663

Trading Companies & Distributors–0.83%

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	778,000	844,130

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Principal Amount	Value

Trading Companies & Distributors–(continued)

United Rentals North America Inc., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	$55,000	$59,400

Sr. Unsec. Global Notes, 8.25%, 02/01/21	220,000	246,950

		1,150,480

Trucking–2.89%

Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Floating Rate Global Notes, 2.81%, 05/15/14(d)	685,000	684,144

Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	1,010,000	1,121,100

9.75%, 03/15/20	160,000	184,800

HDTFS Inc.,
Sr. Unsec. Gtd. Notes, 5.88%, 10/15/20(b)	40,000	41,300

6.25%, 10/15/22(b)	70,000	72,800

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	470,000	509,950

7.38%, 01/15/21	720,000	786,600

7.50%, 10/15/18	560,000	616,000

		4,016,694

Wireless Telecommunication Services–7.46%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	310,000	328,988

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	1,475,000	1,537,687

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	225,000	240,188

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	725,000	779,375

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	715,000	765,050

7.88%, 09/01/18	515,000	556,522

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	330,000	339,900

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	865,000	894,194

6.90%, 05/01/19	780,000	842,400

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	425,000	430,312

7.00%, 08/15/20	130,000	141,375

11.50%, 11/15/21	165,000	221,925

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	445,000	517,312

9.00%, 11/15/18(b)	430,000	531,050

Sr. Unsec. Notes, 8.38%, 08/15/17	30,000	34,875

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

VimpelCom (Russia), Unsec. Loan Participation Notes, 6.49%, 02/02/16(b)		$ 400,000	$ 425,880

7.75%, 02/02/21(b)		400,000	446,000

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		800,000	802,000

11.75%, 07/15/17(b)		520,000	534,300

			10,369,333

Total U.S. Dollar Denominated Bonds and Notes (Cost $162,848,086)			170,904,823

Non-U.S. Dollar Denominated Bonds & Notes–7.27%(f)

Apparel, Accessories & Luxury Goods–0.30%

Boardriders S.A. (United States), Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	411,608

Broadcasting–0.66%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	390,000	532,555

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	210,000	299,050

Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(g)	EUR	60,000	83,882

			915,487

Cable & Satellite–0.29%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	235,000	297,977

Ono Finance II PLC (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 11.13%, 07/15/19(b)	EUR	100,000	116,720

			414,697

Casinos & Gaming–1.95%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	420,000	436,968

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	450,000	468,180

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	375,000	617,309

Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	230,000	244,287

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	545,000	569,937

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

		Principal Amount	Value

Casinos & Gaming–(continued)

Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	270,000	$ 375,714

			2,712,395

Construction & Farm Machinery & Heavy Trucks–0.19%

Mark IV Europe Lux SCA/Mark IV USA SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	189,000	263,615

Construction Materials–0.09%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	132,326

Distillers & Vintners–0.11%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)	EUR	230,000	153,296

Diversified Chemicals–0.33%

Kerling PLC (United Kingdom), Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	375,000	466,351

Food Retail–0.40%

R&R Ice Cream PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	385,000	550,161

Health Care Technology–0.33%

Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	350,000	456,313

Investment Banking & Brokerage–0.48%

Boparan Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	460,000	667,027

Leisure Facilities–0.68%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)		275,000	344,226

REGS Sr. Unsec. Gtd. Euro Notes, 8.75%, 11/01/18(b)		475,000	594,573

			938,799

Metal & Glass Containers–0.19%

Greif Luxembourg Finance SCA (United States), REGS, Sr. Unsec. Gtd. Euro Medium-Term Notes, 7.38%, 07/15/21(b)	EUR	180,000	258,669

		Principal Amount	Value

Multi-Sector Holdings–0.12%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	$ 165,577

Other Diversified Financial Services–0.42%

Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	105,000	159,425

TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	295,000	423,931

			583,356

Steel–0.16%

Schmolz + Bickenbach Luxembourg S.A. (Switzerland), Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	210,000	224,765

Tires & Rubber–0.23%

Goodyear Dunlop Tires Europe B.V. (United States), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	235,000	324,719

Wireless Telecommunication Services–0.34%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	165,000	232,929

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	175,000	234,415

			467,344

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,345,160)			10,106,505

		Shares

Preferred Stocks–2.96%

Automobile Manufacturers–0.18%

General Motors Co., Series B, $2.38 Conv. Pfd.(h)		6,330	256,175

Consumer Finance–0.56%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		795	774,082

Diversified Banks–0.16%

Royal Bank of Scotland PLC (The), (United Kingdom) Series T, 7.25% Jr. Sub. Pfd.		9,195	221,508

Industrial REIT’s–0.12%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		6,210	167,359

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

	Shares	Value

Multi-Line Insurance–0.70%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	34,920	$973,220

Regional Banks–1.15%

Zions Bancorp., Series C, 9.50% Pfd.	61,405	1,599,600

Tires & Rubber–0.09%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,715	122,012

Total Preferred Stocks (Cost $3,806,002)		4,113,956

Common Stocks & Other Equity Interests–0.26%

Apparel, Accessories & Luxury Goods–0.00%

Hosiery Corp. of America, Inc., Class A (h)	1,000	0

Automobile Manufacturers–0.26%

General Motors Co. (h)(i)	6,663	172,438

General Motors Co., Wts. expiring 07/10/16(h)(i)	6,057	101,273

General Motors Co., Wts. expiring 07/10/19(h)(i)	6,057	64,023

Motors Liquidation Co. GUC Trust (h)	1,673	32,582

		370,316

Total Common Stocks & Other Equity Interests (Cost $558,530)		370,316

Money Market Funds–0.95%

Liquid Assets Portfolio –Institutional Class (j)	660,340	660,340

Premier Portfolio –Institutional Class (j)	660,340	660,340

Total Money Market Funds (Cost $1,320,680)		1,320,680

TOTAL INVESTMENTS–134.33% (Cost $178,878,458)		186,816,280

OTHER ASSETS LESS LIABILITIES–2.02%		2,801,467

BORROWINGS–(36.35)%		(50,550,000)

NET ASSETS–100.00%		$139,067,747

Investment Abbreviations:

CAD	—Canadian Dollar

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

EUR	—Euro

GBP	—British Pound

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Wts.	—Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $56,578,408, which represented 40.68% of the Trust’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $1,214,700, which represented 0.87% of the Trust’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Foreign denominated security. Principal amount is denominated in currency indicated.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	Non-income producing security.

(i)	Acquired as part of the General Motors reorganization.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                    Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    Invesco High Income Trust II

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                    Invesco High Income Trust II

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,998,288	$806,664	$0	$5,804,952

Corporate Debt Securities	--	170,904,823	--	170,904,823

Foreign Debt Securities	--	10,106,505	--	10,106,505

	$4,998,288	$181,817,992	$0	$186,816,280

Foreign Currency Contracts*	--	(143,454)	--	(143,454)

Total Investments	$4,998,288	$181,674,538	$0	$186,672,826

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts at Period-End

Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)

02/08/13	RBC Capital Markets Corp.	EUR	5,944,000	USD	7,592,034	$7,735,488	$(143,454)

                    Invesco High Income Trust II

Closed Foreign Currency Contracts

Closed Date		Contract to				Notional	Realized Gain
	Counterparty	Deliver		Receive		Value	(Loss)

11/19/12	RBC Capital Markets Corp.	EUR	540,000	USD	689,720	$691,566	$(1,846)

Total foreign currency contracts							$(145,300)

Currency Abbreviations:

EUR – Euro

USD – U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $51,860,228 and $38,965,138, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,108,665

Aggregate unrealized (depreciation) of investment securities	(2,373,957)

Net unrealized appreciation of investment securities	$7,734,708

Cost of investments for tax purposes is $179,081,572.

                    Invesco High Income Trust II

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286987

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.